Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 150,204,527	$ 145,003,021	$ 144,259,312
Total revenues	150,204,527	145,003,021	144,259,312
Expenses
Voyage expenses	20,342,186	12,259,795	15,201,978
Voyage expenses – related party	1,867,100	1,799,209	1,788,543
Charter hire expenses	0	318,606	6,268,988
Vessels' operating expenses	60,443,813	52,344,721	48,619,594
Vessels' operating expenses – related party	1,065,750	950,500	966,500
Dry-docking costs	5,285,490	3,640,327	1,094,306
Management fees – related party	5,831,900	5,599,351	5,730,910
General and administrative expenses (including $1,294,722, $1,205,683 and $1,084,961 to related party)	4,337,013	2,301,308	3,706,320
Depreciation	37,125,903	37,455,093	37,693,733
Impairment loss	44,616,214	3,857,307	993,916
Net loss on sale of vessels	304,210	1,134,854	485,516
Total expenses	181,219,579	121,661,071	122,550,304
Income/(Loss) from operations	(31,015,052)	23,341,950	21,709,008
Other (expenses)/income
Interest and finance costs	(12,678,101)	(14,129,893)	(20,978,065)
Gain on deconsolidation of subsidiaries	0	0	145,000
Loss/(gain) on derivatives	240,153	(50,976)	(107,550)
Interest income and other income	26,379	167,794	846,271
Foreign exchange loss	(23,288)	(54,374)	(8,235)
Other expenses, net	(12,434,857)	(14,067,449)	(20,102,579)
Income/(Loss) before equity in earnings of investees	(43,449,909)	9,274,501	1,606,429
Equity earnings in joint ventures	8,326,701	2,709,984	486,695
Net Income/(Loss)	$ (35,123,208)	$ 11,984,485	$ 2,093,124
Earnings/(Loss) per share
– Basic and diluted	$ (0.93)	$ 0.31	$ 0.05
Weighted average number of shares
– Basic and diluted	37,858,437	38,357,893	39,800,434